Annual Fund Operating Expenses - Institutional Shares - Janus Henderson Research Portfolio - Institutional Shares	Apr. 30, 2021
Operating Expenses:
Management Fees	0.50%	[1]
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.60%

[1]	This fee may adjust up or down monthly based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Portfolio’s Prospectus.